UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-2538
                                     -------------------------------------------


                           Touchstone Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


Registrant's telephone number, including area code:  (513) 362-8000
                                                     ---------------------------
Date of fiscal year end:   09/30/07
                           --------------------------
Date of reporting period:  06/30/07
                           --------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
CORE BOND FUND - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

              PREFERRED STOCKS -- 0.5%
      12,500  Citigroup VIII                                     $      313,125
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 17.1%
$    430,000  PSI Energy Inc, 7.850%, 10/15/07                   $      432,423
     575,000  Union Pacific Corp, 6.625%, 2/1/08                        578,688
     275,000  Miller Brewing Company 144a,
                4.250%, 8/15/08                                         270,847
     180,000  May Department Stores,
                5.950%, 11/1/08                                         180,211
     225,000  Capital One Bank, 4.250%, 12/1/08                         221,437
     300,000  British Sky Broadcasting,
                6.875%, 2/23/09                                         306,145
     455,000  Countrywide Home Loan,
                4.125%, 9/15/09                                         441,316
     275,000  Mohawk Industries Inc,
                5.750%, 1/15/11                                         274,787
     275,000  Deutsche Telecom, 5.375%, 3/23/11                         272,290
     430,000  Kellogg Company, 6.600%, 4/1/11                           444,562
     325,000  CIT Group Inc, 5.600%, 4/27/11                            322,421
     350,000  XSTRATA Finance Canada 144a,
                5.500%, 11/16/11                                        346,242
     125,000  Morgan Stanley, 5.625%, 1/9/12                            124,730
     170,000  Donnelley (R.R.) & Sons,
                5.625%, 1/15/12                                         167,765
     220,000  Federated Retail Holding,
                5.350%, 3/15/12                                         216,138
     250,000  John Deere Capital Corp,
                7.000%, 3/15/12                                         264,323
     200,000  Rogers Wireless Inc,
                7.500%, 3/15/15                                         214,242
     250,000  Southern Power Company,
                4.875%, 7/15/15                                         232,208
     330,000  Lehman Brothers Holdings,
                5.500%, 4/4/16                                          320,398
     225,000  National Grid PLC, 6.300%, 8/1/16                         229,106
     245,000  Avalonbay Communities,
                5.750%, 9/15/16                                         241,494
     290,000  WEA Finance/WCI Finance 144a,
                5.700%, 10/1/16                                         284,975
     225,000  Spectra Energy Capital,
                8.000%, 10/1/19                                         249,718
     250,000  Ras Laffan Lng II 144a,
                5.298%, 9/30/20                                         233,603
     175,000  Encana Corp, 6.500%, 8/15/34                              176,031
     210,000  Cons Edison Company of
                New York, 5.300%, 3/1/35                                184,805
     200,000  BB&T Capital Trust I,
                5.850%, 8/18/35                                         183,221
     210,000  Midamerican Energy
                Holdings, 6.125%, 4/1/36                                202,882
     275,000  AT&T Inc, 6.800%, 5/15/36                                 284,816
     200,000  Burlington North Santa Fe,
                6.200%, 8/15/36                                         192,691
     100,000  Plains All American
                Pipeline 144a, 6.650%, 1/15/37                           98,596
     225,000  Pacific Gas & Electric,
                5.800%, 3/1/37                                          209,873
     275,000  Verizon Communications,
                6.250%, 4/1/37                                          265,162
     180,000  Allstate Corp, 6.125%, 5/15/37                            173,415
     245,000  Canadian Natl Resources,
                6.250%, 3/15/38                                         231,815
     150,000  Wachovia Capital Trust III,
                5.800%, 3/15/42                                         149,346
     400,000  USB Capital IX, 6.189%, 4/15/49                           402,954
     225,000  FPL Group Capital Inc,
                6.350%, 10/1/66                                         219,083
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                              $    9,844,759
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.1%
   1,225,000  FHLB, 4.875%, 5/14/10                                   1,214,781
   1,760,000  FNMA, 5.375%, 6/12/17                                   1,746,068
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                 $    2,960,849
--------------------------------------------------------------------------------

              MORTGAGE-BACKED SECURITIES -- 52.9%
     354,528  FNMA, 4.500%, 6/1/18                                      337,807
     127,840  FNMA, 4.500%, 2/1/19                                      121,810
     957,351  First Horizon Mortgage
                Pass-Thru Trust, 4.500%, 6/25/19                        904,996
      92,774  GNMA, 5.750%, 9/20/24                                      93,628
     127,752  FNMA, 7.000%, 9/1/27                                      132,593
      70,711  GNMA, 4.000%, 10/17/29                                     66,026
      19,608  FHLMC, 7.000%, 5/1/30                                      20,456
      29,858  FNMA, 8.000%, 5/1/30                                       31,454
       8,502  GNMA, 8.000%, 7/15/30                                       8,994
     123,903  FNMA, 7.500%, 1/1/31                                      129,411
      33,333  FNMA, 8.000%, 2/1/31                                       35,115
      46,935  FNMA, 6.500%, 6/1/31                                       47,263
     313,783  FNMA, 6.500%, 7/1/31                                      315,976
     165,198  FNMA, 6.500%, 6/1/32                                      168,482
     113,329  FNMA, 6.500%, 8/1/32                                      115,336
     572,992  FHLMC, 6.500%, 9/1/32                                     583,569
      45,456  FNMA Pool #656118, 6.500%, 9/1/32                          46,261
     323,090  FNMA Pool #661320, 6.500%, 9/1/32                         328,812
     177,867  FNMA, 7.000%, 4/1/33                                      182,632
     140,731  FHLMC, 5.500%, 5/1/33                                     136,382
     449,178  FHLMC, 5.000%, 6/1/33                                     423,243
   1,000,000  FNMA, 5.500%, 6/1/33                                      964,375
   1,500,000  Wells Fargo Mortgage Backed
                Securities Trust, 5.500%, 6/25/33                     1,457,077
     143,989  FNMA, 6.000%, 7/1/33                                      143,145
     129,199  FHLMC, 5.000%, 8/1/33                                     121,739

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
CORE BOND FUND (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              MORTGAGE-BACKED SECURITIES -- 52.9%
              (CONTINUED)
$    564,835  FNMA, 4.500%, 8/1/33                               $      515,271
     534,552  FNMA, 5.500%, 8/1/33                                      517,923
     702,293  Impac Secured Assets
                Corp 2003-2, 5.500%, 8/25/33                            674,970
     466,302  FNMA, 5.500%, 10/1/33                                     451,796
     268,137  FNMA Pool #697255, 5.000%, 10/1/33                        252,575
     265,571  FNMA Pool #744178, 5.000%, 10/1/33                        250,158
     184,246  FNMA, 5.000%, 11/1/33                                     173,553
   1,159,625  Wells Fargo Mortgage Backed
                Securities Trust, 4.993%, 2/25/34                     1,121,314
     522,474  Residential Asset Securitization
                Trust 2005, 5.500%, 6/25/35                             502,974
   1,500,000  CS First Boston Mortgage
                Securities Corp, 5.000%, 7/25/35                      1,469,416
     588,115  FNMA Pool #797649, 6.000%, 9/1/35                         582,834
     671,125  FNMA Pool #255959, 6.000%, 10/1/35                        661,522
   1,435,841  CS First Boston Mortgage
                Securities Corp, 5.500%, 10/25/35                     1,371,901
     697,155  Structured Asset Securities
                Corp, 5.500%, 10/25/35                                  667,853
     869,626  Washington Mutual Mortgage
                Pass-Thru Certificates,
                5.500%, 11/25/35                                        866,108
     551,301  Structured Adjustable Rate
                Mortgage Loan 2005-23,
                5.450%, 1/25/36                                         548,001
     407,737  Residential Funding Mtg Sec I,
                5.750%, 2/25/36                                         405,583
   1,108,543  FNMA, 5.532%, 4/1/36                                    1,098,219
     114,000  FNMA, 6.500%, 4/1/36                                      115,108
     707,724  Residential Asset Securitization
                Trust 2006-A1, 6.000%, 4/25/36                          706,505
   1,000,000  FNMA, 5.500%, 6/1/36                                      966,250
   1,750,000  FNMA, 6.000%, 6/1/36                                    1,730,860
   1,640,478  FNMA, 6.000%, 7/1/36                                    1,622,912
     550,000  CS First Boston Mortgage
                Securities Corp, 5.113%, 7/15/36                        529,050
     562,089  FNMA, 6.000%, 10/1/36                                     556,070
   1,000,000  Countrywide Asset Backed
                Certificates, 6.018%, 11/25/36                          975,410
     479,446  FNMA, 5.500%, 1/1/37                                      462,420
     498,150  FNMA, 5.000%, 3/1/37                                      466,762
   1,110,000  GE Capital Commercial
                Mortgage Corp, 3.915%, 11/10/38                       1,073,179
     875,000  Bear Stearns Commercial
                Mortgage Securities Inc
                2005-PWR9, 4.871%, 9/11/42                              822,996
   1,000,000  Morgan Stanley Mortgage
                Loan Trust, 5.963%, 1/25/47                             987,747
     350,000  CW Capital Cobalt, 5.223%, 8/15/48                        333,018
--------------------------------------------------------------------------------
              TOTAL MORTGAGE-BACKED SECURITIES                   $   30,396,840
--------------------------------------------------------------------------------

              U.S. TREASURY OBLIGATIONS -- 19.8%
     410,000  U.S. Treasury Notes, 4.500%, 4/30/09                      407,213
   1,500,000  U.S. Treasury Notes, 4.625%, 8/31/11                    1,483,125
     390,000  U.S. Treasury Notes, 4.625%, 12/31/11                     385,155
   1,465,000  U.S. Treasury Notes, 4.000%, 2/15/15                    1,371,835
   2,140,000  U.S. Treasury Notes, 4.625%, 2/15/17                    2,072,457
   1,590,000  U.S. Treasury Notes, 4.500%, 5/15/17                    1,524,413
   2,485,000  U.S. Treasury Notes, 7.250%, 8/15/22                    3,008,210
     877,368  U.S. Treasury Inflation
                  Protected Securities,
                  2.375%, 1/15/25                                       843,644
     295,000  U.S. Treasury Bonds, 4.500%, 2/15/36                      267,113
--------------------------------------------------------------------------------
              TOTAL U.S. TREASURY OBLIGATIONS                    $   11,363,165
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 8.6%
   4,966,588  Touchstone Institutional
                Money Market Fund*                               $    4,966,588
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 104.0%
              (Cost $60,704,787)                                 $   59,845,326

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (4.0%)                              (2,300,304)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                               $   57,545,022
================================================================================

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
HIGH YIELD FUND - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 98.9%
$    450,000  Universal Hospital Services
                FRN 144a, 8.759%, 11/30/07                       $      450,000
     200,000  Sequa Corp, 8.875%, 4/1/08                                202,500
     100,000  Semco Energy Inc, 7.125%, 5/15/08                         100,395
     200,000  Avista Corp, 9.750%, 6/1/08                               206,412
     303,000  Champion Enterprises Inc,
                7.625%, 5/15/09                                         301,485
      19,000  AES Corp, 9.500%, 6/1/09                                   19,855
   1,528,000  CSC Holdings Inc, 8.125%, 7/15/09                       1,558,559
   1,175,000  Ford Motor Credit Company,
                7.875%, 6/15/10                                       1,174,774
      22,500  Dow Jones, 8.750%, 12/29/10                                23,850
     725,000  Allied Waste North America,
                5.750%, 2/15/11                                         689,656
     200,000  Briggs & Stratton Corp,
                8.875%, 3/15/11                                         212,774
   1,000,000  Fresenius Medical Capital Trust IV,
                7.875%, 6/15/11                                       1,035,000
     120,000  Radio One Inc, 8.875%, 7/1/11                             123,150
   1,250,000  Qwest Corp, 7.875%, 9/1/11                              1,303,125
     606,000  General Motors Accept Corp,
                6.875%, 9/15/11                                         596,094
     778,000  Nalco Company, 7.750%, 11/15/11                           783,835
   1,000,000  Communication & Power Inc,
                8.000%, 2/1/12                                        1,010,000
   1,000,000  Bluewater Finance Ltd,
                10.250%, 2/15/12                                      1,042,500
     500,000  United Rentals NA Inc,
                6.500%, 2/15/12                                         491,250
   1,200,000  Consol Energy Inc, 7.875%, 3/1/12                       1,242,000
   1,000,000  M/I Homes Inc, 6.875%, 4/1/12                             905,000
     770,000  Polyone Corp, 8.875%, 5/1/12**                            764,225
   2,300,000  Dow Jones CDX  HY 8-T1 144a,
                7.625%, 6/20/12                                       2,174,879
   1,000,000  United Refining Company,
                10.500%, 8/15/12                                      1,035,000
   1,010,000  US Oncology Inc, 9.000%, 8/15/12                        1,040,300
   1,000,000  Jefferson Smurfit Corp,
                8.250%, 10/1/12                                         992,500
   1,000,000  Owens-Brockway, 8.750%, 11/15/12                        1,045,000
     750,000  Del Monte Corp, 8.625%, 12/15/12                          774,375
     308,000  Lamar Media Corp, 7.250%, 1/1/13                          307,230
     530,000  Citizens Communications,
                6.250%, 1/15/13                                         508,138
   1,000,000  Stewart Enterprises, 6.250%, 2/15/13                      962,500
     150,000  AES Corp 144a, 8.750%, 5/15/13                            158,250
     500,000  Semco Energy Inc, 7.750%, 5/15/13                         507,800
     500,000  Omnicare Inc, 6.125%, 6/1/13                              465,625
     415,000  Edison Mission Energy, 7.500%, 6/15/13                    410,850
   1,000,000  Offshore Logistic, 6.125%, 6/15/13                        942,500
     945,000  Chaparral Steel Company,
                10.000%, 7/15/13                                      1,031,231
     599,000  Range Resources Corp,
                7.375%, 7/15/13                                         604,990
     300,000  Texas Industries Inc, 7.250%, 7/15/13                     300,750
     441,000  Windstream Corp, 8.125%, 8/1/13                           460,845
     773,000  Sungard Data Systems Inc,
                9.125%, 8/15/13                                         791,359
     175,000  Ford Motor Credit Company,
                7.000%, 10/1/13                                         162,137
     633,000  Res-Care Inc, 7.750%, 10/15/13                            648,825
     500,000  Stena AB, 7.500%, 11/1/13                                 505,000
     306,000  Dex Media Inc, 8.000%, 11/15/13                           310,590
     357,000  Dex Media Inc, .000%, 11/15/13***                         336,026
   1,075,000  Dex Media Inc, .000%, 11/15/13***                       1,011,844
   1,223,000  Sabine Pass Lng LP 144a,
                7.250%, 11/30/13                                      1,213,828
   1,252,000  Cenveo Corp, 7.875%, 12/1/13                            1,226,960
   1,000,000  Overseas Shipholding
                Group, 8.750%, 12/1/13                                1,087,500
     929,000  Visant Holding Corp,
                8.750%, 12/1/13                                         966,160
   1,300,000  Massey Energy Company,
                6.875%, 12/15/13                                      1,191,125
   1,232,000  Regency Energy Partners 144a,
                8.375%, 12/15/13                                      1,268,960
     405,000  Mirant North America LLC,
                7.375%, 12/31/13                                        414,113
     175,000  Cincinnati Bell Inc,
                8.375%, 1/15/14                                         176,750
   1,000,000  K Hovnanian Enterprises,
                6.500%, 1/15/14                                         885,000
     379,000  Sungard Data Systems Inc,
                4.875%, 1/15/14                                         333,520
   1,140,000  Videotron Ltee, 6.875%, 1/15/14                         1,117,200
   1,220,000  NRG Energy Inc, 7.250%, 2/1/14                          1,223,050
     500,000  Station Casinos, 6.500%, 2/1/14                           442,500
   1,400,000  GCI Inc, 7.250%, 2/15/14                                1,323,000
   1,006,000  Asbury Automotive Group,
                8.000%, 3/15/14                                       1,016,060
   1,257,000  HCA Inc, 5.750%, 3/15/14                                1,063,736
     400,000  Trinity Industries Inc,
                6.500%, 3/15/14                                         391,000
   1,695,000  US Concrete Inc, 8.375%, 4/1/14                         1,690,762
     187,000  Autonation Inc, 7.000%, 4/15/14                           184,663
     322,000  Glencore Funding LLC 144a,
                6.000%, 4/15/14                                         316,018
     120,000  Virgin Media Finance PLC,
                8.750%, 4/15/14                                         123,600
     601,000  WMG Acquisition Corp,
                7.375%, 4/15/14                                         558,930
   1,350,000  CHC Helicopter Corp,
                7.375%, 5/1/14                                        1,285,875
   1,197,000  Sensata Technologies BV,
                8.000%, 5/1/14                                        1,155,105

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
HIGH YIELD FUND (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 98.9% (CONTINUED)
$  1,466,000  Iasis Healthcare, 8.750%, 6/15/14                  $    1,465,999
     128,000  Reliant Energy Inc, 7.625%, 6/15/14                       128,000
     222,000  Sealy Mattress Company,
                8.250%, 6/15/14                                         227,550
   1,250,000  Foundation PA Coal Company,
                7.250%, 8/1/14                                        1,239,063
   1,342,000  Panamsat Corp, 9.000%, 8/15/14                          1,399,034
     565,000  NXP BV/NXP Funding LLC,
                7.875%, 10/15/14                                        556,525
     838,000  Dresser-Rand Group Inc,
                7.375%, 11/1/14                                         841,143
     269,000  Mosaic Company 144a,
                7.375%, 12/1/14                                         271,690
   1,190,000  Aramark Corp 144a,
                8.500%, 2/1/15                                        1,210,825
     192,000  Tube City IMS Corp 144a,
                9.750%, 2/1/15                                          196,800
     783,000  Invacare Corp 144a,
                9.750%, 2/15/15                                         788,873
     949,000  Novelis Inc, 7.250%, 2/15/15                              973,911
     245,000  Holly Energy Partners LP,
                6.250%, 3/1/15                                          229,075
     500,000  Meritage Homes Corp,
                6.250%, 3/15/15                                         445,000
     417,000  Freeport-McMoran C & G,
                8.250%, 4/1/15                                          439,935
     368,000  Steel Dynamics Inc 144a,
                6.750%, 4/1/15                                          360,640
     774,000  Pilgrim's Pride Corp, 7.625%, 5/1/15                      772,065
     400,000  AES Corp 144a, 9.000%, 5/15/15                            423,500
     395,000  Ventas Realty LP, 7.125%, 6/1/15                          397,963
     250,000  Georgia-Pacific Corp,
                7.700%, 6/15/15                                         247,500
   1,250,000  Beazer Homes USA,
                6.875%, 7/15/15                                       1,075,000
     387,000  Community Health
                Systems 144a, 8.875%, 7/15/15                           392,321
     620,000  Southern Copper Corp,
                6.375%, 7/27/15                                         625,793
     348,000  Lamar Media Corp,
                6.625%, 8/15/15                                         329,730
   1,022,000  Mylan Laboratories Inc,
                6.375%, 8/15/15                                       1,052,660
     392,000  Nell Af Sarl 144a,
                8.375%, 8/15/15                                         375,340
   1,246,000  Ikon Office Solutions,
                7.750%, 9/15/15                                       1,268,072
   1,540,000  Gibraltar Industries Inc,
                8.000%, 12/1/15                                       1,509,199
     626,000  Atlas Pipeline Partners,
                8.125%, 12/15/15                                        624,435
     306,000  Omnicare Inc, 6.875%, 12/15/15                            290,700
   1,197,000  Case Corp, 7.250%, 1/15/16                              1,214,955
   1,000,000  Chesapeake Energy
                Corp, 6.875%, 1/15/16                                   977,500
     427,000  DRS Technologies Inc,
                6.625%, 2/1/16                                          412,055
     285,000  Copano Energy LLC,
                8.125%, 3/1/16                                          289,275
     667,000  Quebecor Media Inc,
                7.750%, 3/15/16                                         677,005
     500,000  Service Corp International,
                6.750%, 4/1/16                                          473,750
   1,250,000  Basic Energy Services,
                7.125%, 4/15/16                                       1,193,750
     100,000  Transcont Gas Pipe
                Corp, 6.400%, 4/15/16                                   100,250
     809,000  Windstream Corp,
                8.625%, 8/1/16                                          855,518
     717,000  Ashtead Capital Inc 144a,
                9.000%, 8/15/16                                         751,058
     201,000  PNA Group Inc 144a,
                10.750%, 9/1/16                                         219,090
   1,033,000  Berry Petroleum Company,
                8.250%, 11/1/16                                       1,040,748
     208,000  Peabody Energy Corp,
                7.375%, 11/1/16                                         212,160
     596,000  HCA Inc 144a, 9.250%, 11/15/16                            634,740
   1,342,000  Idearc Inc, 8.000%, 11/15/16                            1,355,420
     220,000  Mosaic Company 144a,
                7.625%, 12/1/16                                         224,950
     395,000  Stena AB, 7.000%, 12/1/16                                 395,000
     856,000  United Auto Group Inc,
                7.750%, 12/15/16                                        851,720
     120,000  Baldor Electric Company,
                8.625%, 2/15/17                                         126,900
      36,000  American Axle & Mfg Inc,
                7.875%, 3/1/17                                           35,370
      30,000  Asbury Automotive
                Group 144a, 7.625%, 3/15/17                              29,550
     305,000  Belden CDT Inc 144a,
                7.000%, 3/15/17                                         300,425
     418,000  Aventine Renewable
                Energy 144a, 10.000%, 4/1/17                            409,640
      30,000  General Cable Corp 144a,
                7.125%, 4/1/17                                           29,700
     910,000  Advanced Medical
                Optics 144a, 7.500%, 5/1/17                             859,950
      26,000  Jarden Corp, 7.500%, 5/1/17                                25,675
     310,000  Edison Mission Energy 144a,
                7.000%, 5/15/17                                         292,175
     940,000  Mueller Water Products 144a,
                7.375%, 6/1/17                                          932,113
     158,000  Service Corp Intl, 7.000%, 6/15/17                        150,495

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
HIGH YIELD FUND (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 98.9% (CONTINUED)
$    537,000  Chesapeake Energy Corp 144a,
                6.500%, 8/15/17                                  $      508,808
     610,000  Dynegy Holdings Inc 144a,
                7.750%, 6/1/19                                          567,300
     610,000  Forest Oil Corp 144a,
                7.250%, 6/15/19                                         591,700
     953,754  Gazprom International 144a,
                7.201%, 2/1/20                                          987,613
     525,000  Allied Waste Industries,
                9.250%, 5/1/21                                          559,125
   1,000,000  Broadwing Inc, 7.250%, 6/15/23                            945,000
   1,300,000  Ford Motor Company,
                7.450%, 7/16/31                                       1,038,375
   1,088,000  General Motors Accept
                Corp, 8.000%, 11/1/31                                 1,112,568
     568,000  General Motors, 8.375%, 7/15/33**                         518,300
     800,000  Ava Capital Trust III, 6.500%, 4/1/34                     794,280
   1,500,000  Enterprise Products, 8.375%, 8/1/66                     1,600,879
     580,000  Teppco Partners LP, 7.000%, 6/1/67                        557,903
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                              $   97,391,527
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUNDS -- 1.6%
     261,026  Touchstone Institutional
                Money Market Fund*                               $      261,026
   1,325,370  BBH Investment Fund (a)                                 1,325,370
--------------------------------------------------------------------------------
              TOTAL INVESTMENT FUNDS                             $    1,586,396
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 100.5%
              (Cost $99,981,044)                                 $   98,977,923

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (0.5%)                                (505,124)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                $  98,472,799
================================================================================

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
** All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $1,269,045.
***   Non-income producing security.
(a)   Represents collateral for securities loaned.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
INSTITUTIONAL MONEY MARKET FUND - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              CERTIFICATE OF DEPOSIT/
              TIME DEPOSITS -- 5.0%
$  8,000,000  Deutsche Bank NY FRN,
                5.400%, 7/1/07                                   $    8,000,000
   4,834,000  Fortis Bank, 5.350%, 7/2/07                             4,834,000
--------------------------------------------------------------------------------
              TOTAL CERTIFICATE OF DEPOSIT/
              TIME DEPOSITS                                      $   12,834,000
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 16.5%
   1,350,000  Suntrust Bank, 5.050%, 7/1/07                           1,350,000
     910,000  Suntrust Bank, 6.900%, 7/1/07                             910,000
     500,000  Key Bank NA, 5.000%, 7/17/07                              499,894
     645,000  Morgan Stanley Dean Witter
                Inc FRN, 5.480%, 7/27/07                                645,058
     225,000  AIG Corp, 3.750%, 8/1/07                                  224,679
     350,000  Bank of America Corp,
                6.625%, 8/1/07                                          350,372
     325,000  Bear Stearns Company Inc,
                7.800%, 8/15/07                                         325,883
     400,000  U.S. Bancorp, 3.950%, 8/23/07                             399,151
     500,000  Citizens Property Insurance,
                6.850%, 8/25/07                                         501,111
     140,000  Bank of New York Company
                Inc, 3.900%, 9/1/07                                     139,647
     363,000  Merrill Lynch & Company,
                3.375%, 9/14/07                                         361,429
     450,000  U.S. Bancorp, 6.875%, 9/15/07                             451,251
     325,000  Toyota Motor Credit Corp,
                5.500%, 9/18/07                                         324,999
     250,000  Deutsche Bank NY, 5.000%, 9/28/07                         249,772
     772,000  Southern Company, 7.125%, 10/1/07                         775,231
     500,000  HSBC Corp, 6.850%, 10/3/07                                501,838
     360,000  National City Bank, 3.375%, 10/15/07                      358,010
     415,000  Suntrust Banks Inc, 3.625%, 10/15/07                      412,918
     140,000  E.I. DuPont De Nemours,
                3.375%, 11/15/07                                        138,961
   7,750,000  Chubb Corp, 4.934%, 11/16/07                            7,736,440
   2,450,000  UBS AG, 5.400%, 11/28/07                                2,450,000
     105,000  Bank of America, 4.200%, 11/30/07                         104,488
     821,000  Bank of America, 5.625%, 11/30/07                         821,456
     195,000  Bank of Scotland Treasury
                Service, 3.500%, 11/30/07                               193,531
     200,000  General Electric Capital
                Corp, 6.500%, 12/10/07                                  200,909
     150,000  Credit Suisse New York,
                5.400%, 12/21/07                                        149,928
     100,000  CitiFinancial, 6.250%, 1/1/08                             100,378
     435,000  Bank of America Corp, 3.875%, 1/15/08                     431,507
     355,000  Bank of America NA, 5.375%, 1/15/08                       355,009
     141,000  Bank One NA IL, 3.700%, 1/15/08                           139,782
     500,000  Credit Suisse FB USA Inc,
                4.625%, 1/15/08                                         498,317
     330,000  Goldman Sachs Group Inc,
                4.125%, 1/15/08                                         327,678
     250,000  HSBC Finance Corp, 4.625%, 1/15/08                        249,063
     390,000  Bear Stearns Company Inc,
                4.000%, 1/31/08                                         386,863
     340,000  Bank of New York, 3.800%, 2/1/08                          337,049
     339,000  Citigroup Inc, 3.500%, 2/1/08                             335,306
     635,000  JP Morgan Chase & Company,
                4.000%, 2/1/08                                          629,843
     145,000  Caterpillar Financial Services
                Corp, 3.800%, 2/8/08                                    143,620
     200,000  AIG Corp, 4.750%, 2/15/08                                 199,278
     100,000  Caterpillar Financial Services
                Corp., 6.400%, 2/15/08                                  100,574
     510,000  Citigroup Global Markets,
                6.500%, 2/15/08                                         513,264
     210,000  HSBC Finance Corp, 5.050%, 2/15/08                        209,492
     125,000  HSBC Finance Corp, 5.836%, 2/15/08                        125,278
     365,000  JP Morgan, 6.250%, 2/15/08                                367,022
     200,000  National Rural Utilities, 3.875%, 2/15/08                 198,181
     100,000  Mellon Funding Corp, 6.700%, 3/1/08                       100,817
     640,000  PNC Funding Corp, 4.200%, 3/10/08                         634,237
     130,000  Wachovia Bank, 4.125%, 3/10/08                            128,995
     365,000  HSBC Finance Corp, 4.125%, 3/11/08                        361,703
     400,000  Bank of America Corp, 6.500%, 3/15/08                     402,775
     345,000  National Rural Utilities, 3.950%, 3/15/08                 341,194
     500,000  Regions Bank NA, 6.500%, 3/15/08                          503,581
   5,200,000  SLM Corp, 3.625%, 3/17/08                               5,141,644
     625,000  U.S. Bank NA, 4.125%, 3/17/08                             619,882
     575,000  ABN AMRO Bank Chicago,
                7.000%, 4/1/08                                          581,497
     105,000  Bank of America Corp, 6.250%, 4/1/08                      105,659
     200,000  Chubb Corp, 3.950%, 4/1/08                                197,610
     655,000  Morgan Stanley, 3.625%, 4/1/08                            646,414
     435,000  National City Corp, 3.200%, 4/1/08                        427,967
     285,000  Wells Fargo Company, 3.500%, 4/4/08                       280,955
     100,000  Bank of America, 6.375%, 4/15/08                          100,736
   1,065,000  Merrill Lynch & Company,
                3.700%, 4/21/08                                       1,050,472
     172,000  AIG Corp, 4.500%, 5/1/08                                  170,703
     125,000  General Electric Capital Corp,
                3.500%, 5/1/08                                          123,165
   1,000,000  Southern Company, 3.125%, 5/1/08                          981,083
     350,000  National City Bank, 3.300%, 5/15/08                       343,747
   1,140,000  American Express, 3.000%, 5/16/08                       1,117,095
     325,000  Suntrust Banks Inc, 6.250%, 6/1/08                        327,194
     692,000  American General Finance,
                2.750%, 6/15/08                                         674,569
     500,000  Morgan Stanley Dean Witter,
                10.000%, 6/15/08                                        520,580
     350,000  Bear Stearns Company Inc,
                2.875%, 7/2/08                                          341,136
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                              $   42,449,870
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
INSTITUTIONAL MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY OBLIGATION -- 1.8%
$  4,534,884  Overseas Private Investment
                Corp, 5.350%, 7/4/07                             $    4,534,687
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 67.0%
     110,000  Birmingham AL Pub Edl Bldg
                (LOC: Regions Bank), 5.450%, 7/1/07                     110,000
     925,000  CO Hlth Facs Auth Rev (LOC:
                Wells Fargo Bank), 5.350%, 7/1/07                       925,000
   3,643,000  WA St HFC Hsg Rev (Rockwood)
                (LOC: Wells Fargo Bank),
                5.310%, 7/1/07                                        3,643,000
   3,550,000  Yuengling Beer Company Inc
                (LOC: PNC Bank), 5.350%, 7/1/07                       3,550,000
  10,000,000  CFM International Inc (GTD by:
                General Electric), 5.410%, 7/2/07                     9,999,999
   3,000,000  Ogden City UT Redev Agy Rev  (LOC:
                Bank of New York), 5.470%, 7/3/07                     3,000,000
   2,750,000  2880 Stevens Creek LLC (LOC:
                Bank of the West), 5.390%, 7/4/07                     2,750,000
     300,000  Central Concrete Supermix (LOC:
                Suntrust Bank), 5.370%, 7/4/07                          300,000
   1,160,000  Lee Co GA Dev Auth Rev (B & B
                Dealership) (LOC: Suntrust Bank),
                5.420%, 7/4/07                                        1,160,000
     900,000  Malone College (LOC: National
                City Bank), 5.480%, 7/4/07                              900,000
   4,600,000  Mason City Clinic (LOC: Wells
                Fargo Bank), 5.400%, 7/4/07                           4,600,000
      58,000  Santa Clara Co CA Hsg Auth
                MFH Rev (Willows) (LOC:
                Union Bank CA), 5.560%, 7/4/07                           58,000
     200,000  Alameda Co CA IDA Rev
                (Bema Electronic) (LOC:
                Comerica), 5.390%, 7/5/07                               200,000
     255,000  Allegheny Co PA Redev Auth
                (Brentwood Towne Square) (LOC:
                National City Bank), 5.480%, 7/5/07                     255,000
   4,950,000  Angiodynamics Inc (LOC: KeyBank),
                5.370%, 7/5/07                                        4,950,000
     190,000  Automated Packaging Sys (LOC:
                National City Bank), 5.480%, 7/5/07                     190,000
   3,522,000  Avalon Foodservice Inc (LOC:
                National City Bank), 5.380%, 7/5/07                   3,522,000
   1,500,000  Baltimore MD Pub Impt UTGO
                (LOC: Bank of America),
                5.330%, 7/5/07                                        1,500,000
     790,000  Bluegrass Paving Inc FRN (LOC:
                FHLB), 5.480%, 7/5/07                                   790,000
   1,455,000  CA Statewide CDA Rev (Park David)
                (LOC: FNMA), 5.430%, 7/5/07                           1,455,000
   7,235,000  CA Statewide CDA Rev (Plan Nine PJ)
                (LOC: Union City Bank CA),
                5.390%, 7/5/07                                        7,235,000
   5,954,000  Class B Rev Bnd Ctf Ser 2004-2,
                5.520%, 7/5/07                                        5,954,000
     460,000  CO HFA EDR (LOC: JP Morgan),
                5.400%, 7/5/07                                          460,000
   5,670,000  Community Christian Church
                (LOC: National City Bank),
                5.380%, 7/5/07                                        5,670,000
     385,000  Connelly / Brueshaber Partnership
                (LOC: U.S. Bank NA), 5.530%, 7/5/07                     385,000
   6,175,000  Corp Finance Managers
                (LOC: Wells Fargo Bank),
                5.400%, 7/5/07                                        6,175,000
   1,385,000  Cuyahoga Co OH IDR (Generations)
                (LOC: Charter One Bank),
                5.400%, 7/5/07                                        1,385,000
   5,315,000  Dunn Nursing Home Inc
                (LOC: FHLB), 5.420%, 7/5/07                           5,315,000
     400,000  Employers Resource Associates
                Inc (LOC: Fifth Third Bank),
                5.480%, 7/5/07                                          400,000
   1,340,000  Farley Investment Property
                (LOC: U.S. Bank NA), 5.430%, 7/5/07                   1,340,000
   5,235,000  First Church of Christ Inc Ser 06A
                (LOC: FHLB), 5.410%, 7/5/07                           5,235,000
   2,920,000  First Church of Christ Inc Ser 06B
                (LOC: FHLB), 5.410%, 7/5/07                           2,920,000
   2,900,000  First United Methodist of Fort
                Walton (LOC: Regions Bank),
                5.450%, 7/5/07                                        2,900,000
   2,436,000  First United Pentecostal (LOC:
                Amsouth Bank), 5.390%, 7/5/07                         2,436,000
     600,000  FL HFC Rev (Waterford Pointe)
                (LOC: FNMA), 5.420%, 7/5/07                             600,000
   1,675,000  Graves Co KY Indl Rev (LOC:
                Regions Bank), 5.370%, 7/5/07                         1,675,000
   6,400,000  ID Hlth Facs (Portneuf Medical
                Center) (LOC: KeyBank),
                5.370%, 7/5/07                                        6,400,000
     905,000  LA Loc Govt Envir Facs CDA
                Rev (LOC: Regions Bank),
                5.400%, 7/5/07                                          905,000
     500,000  Lake Oswego OR Redev Agy
                Tax Incrmnt Rev Ser B (LOC:
                Wells Fargo Bank), 5.400%, 7/5/07                       500,000
   2,730,000  Mack Industries Inc (LOC: KeyBank),
                5.370%, 7/5/07                                        2,730,000
   1,065,000  Mailender-Abel (LOC: PNC Bank),
                5.430%, 7/5/07                                        1,065,000
   2,890,000  Malsbary Medical LLC
                (LOC: U.S. Bank), 5.430%, 7/5/07                      2,890,000
   5,700,000  Mavericks Inc (LOC: Comerica
                Bank), 5.430%, 7/5/07                                 5,700,000
   2,000,000  Miarko Inc (LOC: PNC Bank),
                5.400%, 7/5/07                                        2,000,000

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
INSTITUTIONAL MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 67.0%
              (CONTINUED)
$  3,868,000  Mill St Village LLC (LOC: FHLB),
                5.520%, 7/5/07                                   $    3,868,000
   6,665,000  Monte Cristo Enterprises FRN
                (LOC: Regions Bank),
                5.400%, 7/5/07                                        6,665,000
   9,355,000  Mountain Agency Inc (LOC: U.S.
                Bank NA), 5.470%, 7/5/07                              9,355,000
   1,030,000  Muhlenberg Medical Property
                (LOC: Wells Fargo Bank),
                5.400%, 7/5/07                                        1,030,000
     265,000  P&P Investment Company Inc
                (LOC: National City Bank),
                5.430%, 7/5/07                                          265,000
     500,000  Pettitti Enterprises (LOC:
                Fifth Third Bank), 5.370%, 7/5/07                       500,000
   1,200,000  Platte Co MO IDA Rev
                (Complete Home) (LOC: U.S.
                Bank NA), 5.390%, 7/5/07                              1,200,000
     356,000  Powell Healthcare Real Estate
                (LOC: FHLB), 5.450%, 7/5/07                             356,000
   1,690,000  Rev Bd Ctf (Chimney Hills)
                Ser 2005-6 (BPA: AIG Retirement
                Services), 5.520%, 7/5/07                             1,690,000
   5,175,000  Rev Bd Ctf (Greens of Merrill
                Creek) Ser 2005-3 (BPA: AIG
                Retirement Services), 5.520%, 7/5/07                  5,175,000
   3,000,000  Rev Bd Ctf Ser 2005-CL B 2 (BPA:
                AIG Retirement Services),
                5.520%, 7/5/07                                        3,000,000
   1,075,000  Riverside Co CA IDA IDR
                (Advance Business) (LOC: CA State
                Teachers Retirement), 5.420%, 7/5/07                  1,075,000
     865,000  Sacramento Co CA Hsg Auth
                MFH Rev (Deer Park Apts) (LOC:
                FNMA), 5.380%, 7/5/07                                   865,000
     500,000  San Bernardino Co CA Hsg Auth
                MFH Rev (LOC: FHLB), 5.370%, 7/5/07                     500,000
   2,000,000  Southwestern IL Dev Auth IDR
                (Mattingly Lumber), 5.460%, 7/5/07                    2,000,000
   2,730,000  SPG Capital LLC (LOC: LaSalle
                Bank), 5.360%, 7/5/07                                 2,730,000
   1,880,000  Temple Baptist Church
                (LOC: LaSalle Bank), 5.360%, 7/5/07                   1,880,000
     250,000  The Harper Company FRN
                (LOC: FHLB), 5.510%, 7/5/07                             250,000
     900,000  Trust No B-2 (LOC: Wachovia
                Bank), 5.440%, 7/5/07                                   900,000
     600,000  TX Student Hsg & Cmnty Affairs
                MFH (Post Oak) (LOC: FNMA),
                5.430%, 7/5/07                                          600,000
   1,800,000  Vulcan Inc (LOC: Regions Bank),
                5.370%, 7/5/07                                        1,800,000
     400,000  WA St HFC MFH Rev (Brittany Park)
                (LOC: FNMA), 5.380%, 7/5/07                             400,000
     915,000  WA St HFC MFH Rev (Mallard Lakes)
                (LOC: FNMA), 5.420%, 7/5/07                             915,000
     600,000  Wilmington Iron & Metal (LOC:
                Bank One), 5.440%, 7/5/07                               600,000
   3,500,000  Winnebago Co IL Indl Dev
                (LOC: FHLB), 5.410%, 7/5/07                           3,500,000
   3,610,000  Bel Air Investments LLC (LOC:
                SouthTrust Bank), 5.490%, 7/6/07                      3,610,000
     795,000  First Church of Nazarene
                Pascagoula MS (LOC: SouthTrust
                Bank), 5.490%, 7/6/07                                   795,000
--------------------------------------------------------------------------------
              TOTAL VARIABLE RATE DEMAND NOTES                   $  171,656,999
--------------------------------------------------------------------------------

              TAXABLE MUNICIPAL BONDS -- 6.9%
   3,500,000  Camden Co NJ Impt Auth Rev,
                5.740%, 8/1/07                                        3,500,000
   1,555,000  Buter Co OH BANS LTGO,
                5.500%, 9/20/07                                       1,555,000
   2,000,000  Erie Co NY UTGO, 3.500%, 12/15/07                       1,983,173
   2,000,000  Chelsea MA BANS, 5.500%, 12/27/07                       2,001,312
   1,000,000  NJ St Tpk Auth Rev Ser B,
                2.840%, 1/1/08                                          987,330
   2,000,000  South Euclid OH BANS LTGO,
                5.500%, 1/29/08                                       2,000,000
   3,500,000  New Bedford MA BANS LTGO,
                5.750%, 2/15/08                                       3,506,976
   2,250,000  New Bedford MA BANS LTGO
                Ser C, 5.500%, 2/15/08                                2,251,444
--------------------------------------------------------------------------------
              TOTAL TAXABLE MUNICIPAL BONDS                      $   17,785,235
--------------------------------------------------------------------------------

              COMMERCIAL PAPER -- 3.2%
   4,100,000  Salvation Army (LOC: Bank of
                America), 5.350%, 7/11/07                             4,100,000
   4,168,000  Charlotte NC (LOC: KBC Bank),
                5.450%, 2/8/08                                        4,168,000
--------------------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER                             $    8,268,000
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 100.4%
              (Amortized Cost $257,528,791)                      $  257,528,791

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (0.4%)                                (958,831)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                               $  256,569,960
================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
MONEY MARKET FUND - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              CERTIFICATE OF DEPOSIT/
              TIME DEPOSIT -- 3.9%
$  8,013,000  Fortis, 5.350%, 7/2/07                             $    8,013,000
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 19.9%
     581,000  Bank of New York Company Inc,
                5.200%, 7/1/07                                          581,000
     609,000  Citicorp Inc, 7.000%, 7/1/07                              609,000
   5,000,000  Deutsche Bank NY FRN,
                5.400%, 7/1/07                                        4,999,999
     895,000  Suntrust Bank, 5.050%, 7/1/07                             895,000
     100,000  Suntrust Bank Central FL,
                6.900%, 7/1/07                                          100,000
     353,000  Wal-Mart, 4.375%, 7/12/07                                 352,873
     259,000  HSBC Finance Corp, 4.200%, 7/15/07                        258,857
   1,718,000  Southern Company, 4.875%, 7/15/07                       1,717,541
     161,000  U.S. Bancorp, 5.100%, 7/15/07                             160,957
     334,000  General Electric Capital Corp,
                3.450%, 7/16/07                                         333,710
     250,000  Key Bank NA, 5.000%, 7/17/07                              249,916
     543,000  National Rural Utilities,
                3.240%, 7/23/07                                         542,207
     410,000  SLM Corp FRN, 5.575%, 7/25/07                             410,049
     200,000  Merrill Lynch & Company
                FRN, 5.485%, 7/27/07                                    200,011
     285,000  Morgan Stanley Dean Witter Inc
                FRN, 5.480%, 7/27/07                                    285,018
     200,000  Bank of America Corp,
                6.625%, 8/1/07                                          200,190
   1,580,000  McDonald's Corp, 6.500%, 8/1/07                         1,581,229
     252,000  U.S. Bank NA, 3.700%, 8/1/07                              251,639
     200,000  Bear Stearns Company Inc,
                7.800%, 8/15/07                                         200,565
     210,000  General Electric Capital Corp,
                3.500%, 8/15/07                                         209,507
     250,000  HBOS Treasury Services PLC
                144a, 3.600%, 8/15/07                                   249,403
     300,000  HSBC Finance Corp, 5.300%, 8/15/07                        299,967
     100,000  HSBC Finance Corp, 5.750%, 8/15/07                        100,045
     100,000  McDonald's Corp, 3.875%, 8/15/07                           99,799
     105,000  Caterpillar Financial Services
                Corp FRN, 5.430%, 8/20/07                               104,992
   1,056,000  U.S. Bancorp, 3.950%, 8/23/07                           1,053,695
     862,500  Citizens Property Insurance,
                6.850%, 8/25/07                                         864,016
     650,000  Citizens Property Insurance
                144a, 6.850%, 8/25/07                                   651,080
     350,000  Bank of New York Company
                Inc, 3.900%, 9/1/07                                     349,056
     202,000  Bank One Corp (JPM), 4.125%, 9/1/07                       201,453
     370,000  Merrill Lynch & Company,
                3.375%, 9/14/07                                         368,442
     120,000  Merrill Lynch & Company,
                4.250%, 9/14/07                                         119,708
     317,000  Merrill Lynch & Company
                FRN, 5.773%, 9/15/07                                    317,411
     200,000  U.S. Bancorp, 6.875%, 9/15/07                             200,550
     200,000  Bear Stearns Company Inc FRN,
                5.960%, 9/27/07                                         200,166
     300,000  National City Bank of Indiana,
                4.000%, 9/28/07                                         298,935
     357,000  National Rural Utilities, 3.250%, 10/1/07                 355,006
     500,000  Southern Company, 7.125%, 10/1/07                         501,943
     300,000  National City Bank, 3.375%, 10/15/07                      298,226
     358,000  Suntrust Banks Inc, 3.625%, 10/15/07                      356,121
     250,000  Wells Fargo & Company,
                3.750%, 10/15/07                                        248,717
     100,000  Toyota Motor Credit Corp,
                5.150%, 10/22/07                                         99,931
     200,000  BP Canada Finance, 3.375%, 10/31/07                       198,614
   1,083,000  E.I. DuPont De Nemours,
                3.375%, 11/15/07                                      1,074,530
     150,000  Intl Lease Finance Corp,
                4.000%, 11/15/07                                        149,197
     645,000  Merrill Lynch & Company,
                4.000%, 11/15/07                                        641,470
   1,750,000  Southern Company,
                3.500%, 11/15/07                                      1,737,512
   3,000,000  Chubb Corp, 4.934%, 11/16/07                            2,994,679
     430,000  American Express, 3.750%, 11/20/07                        427,168
     210,000  Bank of America, 4.200%, 11/30/07                         208,906
     100,000  Wells Fargo & Company,
                5.250%, 12/1/07                                          99,877
     100,000  AIG Corp, 5.320%, 12/9/07                                  99,907
     100,000  Chubb Corp, 7.125%, 12/15/07                              100,763
     120,000  HSBC Finance Corp,
                3.500%, 12/15/07                                        118,899
     200,000  Merrill Lynch & Company,
                6.560%, 12/16/07                                        200,917
     275,000  Citigroup, 6.250%, 1/1/08                                 276,085
     310,000  Bank of America Corp,
                3.875%, 1/15/08                                         307,452
     125,000  Credit Suisse FB USA Inc,
                4.625%, 1/15/08                                         124,434
     115,000  General Electric Capital
                Corp, 4.250%, 1/15/08                                   114,266
     435,000  Goldman Sachs Group Inc,
                4.125%, 1/15/08                                         431,922
     462,000  HSBC Finance Corp,
                4.625%, 1/15/08                                         459,955
     200,000  Bear Stearns Company Inc,
                4.000%, 1/31/08                                         198,293
     310,000  Amsouth Bank NA, 6.450%, 2/1/08                           311,615
     575,000  Citigroup Inc, 3.500%, 2/1/08                             568,397
     265,000  JP Morgan Chase & Company,
                4.000%, 2/1/08                                          262,727
     100,000  National Rural Utilities,
                6.200%, 2/1/08                                          100,399

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 19.9%
              (CONTINUED)
$    150,000  U.S. Bank N.A., 6.500%, 2/1/08                     $      150,824
     940,000  Caterpillar Financial Services
                Corp, 3.800%, 2/8/08                                    930,948
     325,000  AIG Corp, 4.750%, 2/15/08                                 323,450
     100,000  Bank of America Corp,
                6.375%, 2/15/08                                         100,509
     445,000  Bank of New York Company
                Inc, 3.750%, 2/15/08                                    440,498
     100,000  Fleetboston Financial Corp,
                3.850%, 2/15/08                                          99,004
     200,000  HSBC Finance Corp, 4.800%, 2/15/08                        199,127
     150,000  PNC Funding Corp, 4.200%, 3/10/08                         148,757
     695,000  SLM Corp, 3.625%, 3/17/08                                 686,716
     550,000  Key Bank NA, 4.412%, 3/18/08                              546,121
     200,000  ABN AMRO Bank NV, 7.000%, 4/1/08                          202,246
     200,000  Chubb Corp, 3.950%, 4/1/08                                197,610
     150,000  General Electric Capital
                Corp, 8.125%, 4/1/08                                    152,888
     130,000  Morgan Stanley, 3.625%, 4/1/08                            128,306
   1,450,000  National City Corp, 3.200%, 4/1/08                      1,428,313
     274,000  Wachovia Corp, 6.400%, 4/1/08                             275,939
     100,000  Bank of America, 6.375%, 4/15/08                          100,702
     255,000  Wachovia Corp, 6.300%, 4/15/08                            256,576
     100,000  AIG Corp, 4.500%, 5/1/08                                   99,187
     410,000  Southern Company, 3.125%, 5/1/08                          402,366
     375,000  Citigroup Inc, 5.960%, 5/15/08                            375,000
     105,000  Credit Suisse FB USA Inc,
                6.500%, 6/1/08                                          105,908
     100,000  Suntrust Banks Inc, 6.250%, 6/1/08                        100,679
     120,000  Morgan Stanley Dean
                Witter, 10.000%, 6/15/08                                124,933
     500,000  Bear Stearns Company Inc,
                2.875%, 7/2/08                                          487,411
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                              $   40,749,932
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 66.3%
     145,000  Edmond OK EDA Student
                Hsg Rev (LOC: Allied Irish Bank),
                5.400%, 7/1/07                                          145,000
     100,000  Jefferson Co KY Student Hsg
                (ULH Inc) (LOC: Regions Bank),
                5.470%, 7/1/07                                          100,000
     105,000  Monroe Co NY IDR (Rochester
                Inst) (LOC: Wachovia Bank),
                5.400%, 7/1/07                                          105,000
     105,000  PA St Higher Edl Facs Auth Rev
                (LOC: Allied Irish Bank),
                5.470%, 7/1/07                                          105,000
   1,920,000  CFM International Inc (GTD:
                General Electric), 5.410%, 7/2/07                     1,920,000
     290,000  Alachua Co FL HFA MFH Rev
                (Brookside Apts) (LOC: FNMA),
                5.450%, 7/4/07                                          290,000
     700,000  Berks Co PA IDA Rev (LOC:
                Wachovia Bank), 5.390%, 7/4/07                          700,000
     265,000  FL HFC Rev (Valencia) (LOC:
                FNMA), 5.450%, 7/4/07                                   265,000
     885,000  Greenville SC Mem Aud Dist
                Pub Fac Corp (Bi-Lo Ctr)  (LOC:
                Bank of America), 5.450%, 7/4/07                        885,000
   2,228,000  Hass Door Company & Nofziger
                Door Company Intl Inc (LOC:
                National City Bank), 5.380%, 7/4/07                   2,228,000
   1,000,000  Mason City Clinic (LOC: Wells
                Fargo Bank), 5.400%, 7/4/07                           1,000,000
     768,000  Acme Investment Company,
                5.380%, 7/5/07                                          768,000
   2,685,000  American Micro Products
                (LOC: KeyBank), 5.370%, 7/5/07                        2,685,000
     490,000  American Watchmakers
                Institute (LOC: Fifth Third Bank),
                5.520%, 7/5/07                                          490,000
     180,000  Berks Cardiologists (LOC:
                Wachovia Bank), 5.370%, 7/5/07                          180,000
     695,000  Brundidge AL Combined
                Utilities Rev (LOC: SouthTrust
                Bank), 5.450%, 7/5/07                                   695,000
     730,000  CA Infra & Econ Dev Bk IDR
                (Studio Moulding) (LOC:
                Comerica Bank), 5.420%, 7/5/07                          730,000
     300,000  CA Statewide CDA MFH Rev
                (LOC: FNMA), 5.430%, 7/5/07                             300,000
     200,000  CA Statewide CDA Rev
                (Canyon Hsg) (LOC: FNMA),
                5.430%, 7/5/07                                          200,000
     340,000  CA Statewide CDA Rev
                (Cypress Villas)
                (LOC: FNMA), 5.440%, 7/5/07                             340,000
     495,000  CA Statewide CDA Rev
                (Oakmont of Stockton LLC)
                (LOC: Heller Financial),
                5.480%, 7/5/07                                          495,000
     339,100  Campus Research Corp
                (LOC:  Wells Fargo Bank),
                5.550%, 7/5/07                                          339,100
     545,000  Carmel IN IDR (Telamon Corp)
                (LOC: LaSalle Bank), 5.490%, 7/5/07                     545,000
     500,000  Carmel IN IDR (Telamon Corp)
                Ser 1996 B (LOC: LaSalle Bank),
                5.490%, 7/5/07                                          500,000
   1,025,000  Century Motors Acura (Elizabeth
                Connelley Trust) (LOC: U.S.
                Bank NA), 5.480%, 7/5/07                              1,025,000

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 66.3%
              (CONTINUED)
$    860,000  Century Motors VW (Elizabeth
                Connelley Trust) (LOC: U.S. Bank
                NA), 5.480%, 7/5/07                              $      860,000
   4,400,000  Class B Revenue Bond Ctf Ser
                2004-2 (BPA: AIG Retirement
                Services), 5.520%, 7/5/07                             4,400,000
   2,500,000  Clinic Investment LP (LOC: National
                City Bank), 5.380%, 7/5/07                            2,500,000
     115,000  CO HFA EDR (Super Vacuum
                Mfg Company) (LOC: Wells
                Fargo Bank), 5.400%, 7/5/07                             115,000
     500,000  CO HFA Mfg Rev (Ready
                Foods PJ-B-1) (LOC: U.S. Bank
                NA), 5.370%, 7/5/07                                     500,000
   1,000,000  CO HFA Mfg Rev (Ready Foods
                PJ-B-2) (LOC: U.S. Bank NA),
                5.370%, 7/5/07                                        1,000,000
     165,000  Connelly / Brueshaber
                Partnership (LOC: U.S. Bank NA),
                5.530%, 7/5/07                                          165,000
   6,810,000  Corp Finance Managers (LOC:
                Wells Fargo Bank), 5.400%, 7/5/07                     6,810,000
   3,015,000  Cunat Brothers Inc (William St
                Apt) (LOC: Harris Trust NA),
                5.440%, 7/5/07                                        3,015,000
     654,000  CWB Investment LLC,
                5.470%, 7/5/07                                          654,000
     210,000  Diamond Dev Group Inc (LOC:
                Fifth Third Bank), 5.580%, 7/5/07                       210,000
     135,000  Eden Prairie MN IDR (SWB LLC)
                (LOC: U.S. Bank NA), 5.850%, 7/5/07                     135,000
     280,000  Employers Resource Associates Inc
                (LOC: Fifth Third Bank),
                5.480%, 7/5/07                                          280,000
     633,000  Fitch Denney Funeral Home
                (LOC: FHLB), 5.470%, 7/5/07                             633,000
     800,000  FL Dev Fin Corp IDR (Royal Concrete)
                (LOC: Amsouth Bank),
                5.350%, 7/5/07                                          800,000
     500,000  FL HFC MFH (Avalon Reserve)
                (LOC: FNMA), 5.420%, 7/5/07                             500,000
     289,000  Greencastle IN EDR (Round Barn
                Manor Apt) (LOC: FHLB),
                5.440%, 7/5/07                                          289,000
   1,980,000  Heart Center Cascades (LOC:
                KeyBank), 5.370%, 7/5/07                              1,980,000
     490,000  IL Dev Fin Auth (T&D Invest)
                (LOC: U.S. Bank NA), 5.610%, 7/5/07                     490,000
     215,000  IL Fin Auth Rev (Chicago
                Christian-B) (LOC: Fifth Third
                Bank), 5.470%, 7/5/07                                   215,000
     145,000  IN Health Fac Auth Rev (LOC:
                Wells Fargo Bank), 5.400%, 7/5/07                       145,000
   1,700,000  JL Capital One LLC (LOC:
                Wells Fargo Bank), 5.500%, 7/5/07                     1,700,000
   2,615,000  LA HFA MFH Rev (Restoration
                Baton Rouge) (LOC: Regions
                Bank), 5.420%, 7/5/07                                 2,615,000
   3,230,000  LA Loc Govt Environmental Fac
                (Bioset Shreveport) (LOC:
                Toronto Dominion), 5.520%, 7/5/07                     3,230,000
     685,000  Lake Oswego OR Redev Agy
                Tax Incrmnt Rev (LOC: Wells
                Fargo Bank), 5.400%, 7/5/07                             685,000
   1,620,000  Louisiana Loc Govt Envir Facs
                CDA Rev Ser B (LOC: Regions
                Bank), 5.420%, 7/5/07                                 1,620,000
   1,300,000  M & M Drying Ltd (LOC:
                National City Bank), 5.380%, 7/5/07                   1,300,000
     890,000  Memphis TN Health Edl & Hsg
                (Alco Pptys Apt) (LOC: Regions
                Bank), 5.420%, 7/5/07                                   890,000
     605,000  Memphis TN Health Edl & Hsg
                (Alco Pptys) Ser B (LOC: Regions
                Bank), 5.470%, 7/5/07                                   605,000
     605,000  Memphis TN Health Edl & Hsg
                (Breezy Point Apt) (LOC:
                Amsouth Bank), 5.470%, 7/5/07                           605,000
     390,000  Miami River Stone Company
                (LOC: U.S. Bank NA), 5.530%, 7/5/07                     390,000
   2,000,000  Miarko Inc (LOC: PNC Bank),
                5.400%, 7/5/07                                        2,000,000
     730,000  Miklin Industries LLC (LOC:
                FHLB), 5.470%, 7/5/07                                   730,000
   2,000,000  Mill St Village LLC (LOC: FHLB),
                5.520%, 7/5/07                                        2,000,000
   2,135,000  Monte Cristo Enterprises (LOC:
                Regions Bank), 5.400%, 7/5/07                         2,135,000
     785,000  Montgomery Co NY IDA Rev
                (CNB Fin Corp) (LOC: FHLB),
                5.470%, 7/5/07                                          785,000
   2,205,000  Moody's Professional Building
                (LOC: Regions Bank), 5.470%, 7/5/07                   2,205,000
   7,675,000  Mountain Agency Inc (LOC:
                U.S. Bank NA), 5.470%, 7/5/07                         7,675,000
   1,590,000  Mountain St University Inc WV
                Rev (LOC: Fifth Third Bank),
                5.470%, 7/5/07                                        1,590,000
     525,000  MU LLC Taxable Notes (LOC:
                Wells Fargo Bank), 5.520%, 7/5/07                       525,000
   3,170,000  Muhlenberg Medical Property
                (LOC: Wells Fargo Bank),
                5.400%, 7/5/07                                        3,170,000

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 66.3%
              (CONTINUED)
$    350,000  Muscle Shoals AL IDR (Robbins
                LLC) (LOC: Amsouth Bank),
                5.520%, 7/5/07                                   $      350,000
     310,000  New York NY IDA Civic Fac Rev
                (LOC: HSBC), 5.420%, 7/5/07                             310,000
     365,000  New York NY IDA Civic Fac Rev
                (LOC: HSBC), 5.440%, 7/5/07                             365,000
   1,130,000  Oklahoma Co OK Fin Auth IDR
                (Factory Direct) (LOC: Bank One),
                5.540%, 7/5/07                                        1,130,000
     710,000  Paks Partners (LOC: U.S. Bank
                NA), 5.480%, 7/5/07                                     710,000
     100,000  Parkway Business Plaza II Ltd OH
                (LOC: National City Bank),
                5.490%, 7/5/07                                          100,000
     178,000  Powell Healthcare (LOC: FHLB),
                5.450%, 7/5/07                                          178,000
   3,913,000  Revenue Bond Ctf Ser 2004-15
                (Centennial East II Apts) (BPA: AIG
                Retirement Services), 5.520%, 7/5/07                  3,913,000
   1,535,000  Revenue Bond Ctf Ser 2004-19
                (The Landings) (BPA: AIG Retirement
                Services), 5.520%, 7/5/07                             1,535,000
   1,000,000  Revenue Bond Ctf Ser 2005 (BPA:
                AIG Retirement Services),
                5.520%, 7/5/07                                        1,000,000
   3,055,000  Revenue Bond Ctf Ser 2006-3
                (Meridian Apts PJ) (BPA: AIG
                Retirement Services), 5.520%, 7/5/07                  3,055,000
     983,000  Revenue Bond Ctf Ser 2006-7
                (Sterling Park Apts) (BPA: AIG
                Retirement Services), 5.520%, 7/5/07                    983,000
     720,000  Revenue Bond Ctf Ser 2007-2
                (North Oak) (BPA: AIG Retirement
                Services), 5.520%, 7/5/07                               720,000
     700,000  Riverside Co CA IDA IDR (Advance
                Business) (LOC: CA State Teachers
                Retirement System), 5.420%, 7/5/07                      700,000
   1,300,000  Schmitz Ready Mix Inc (LOC:
                U.S. Bank NA), 5.420%, 7/5/07                         1,300,000
   2,910,000  Sheboygan Falls WI Indl Rev
                (LOC: U.S. Bank NA), 5.430%, 7/5/07                   2,910,000
   4,930,000  Shehata Said & Shehata
                (LOC: Wells Fargo Bank),
                5.470%, 7/5/07                                        4,930,000
     375,000  Shenandoah Valley Ltd (LOC:
                National City Bank), 5.480%, 7/5/07                     375,000
     675,000  Shumaker Loop & Kendrick (LOC:
                National City Bank), 5.380%, 7/5/07                     675,000
     687,000  SO Realty LLC (LOC: National City
                Bank), 5.480%, 7/5/07                                   687,000
   4,895,000  Springfield MO Redev Auth Rev
                (Univ Plaza Hotel) (LOC: Bank
                of America), 5.520%, 7/5/07                           4,895,000
      65,000  Suffolk Co NY IDR Civic Fac (LOC:
                JP Morgan), 5.440%, 7/5/07                               65,000
     400,000  Surry Co NC Indl Facs & PCR Fin
                Auth Rev (Ottenweller) (LOC: JP
                Morgan), 5.470%, 7/5/07                                 400,000
     100,000  Terre Haute IN Intl Arprt Auth
                Rev (Tri Aerospace) (LOC: Northern
                Trust), 5.620%, 7/5/07                                  100,000
     935,000  TKBMN LLC (LOC: FHLB),
                5.470%, 7/5/07                                          935,000
     390,000  TLW LLC (LOC: Amsouth Bank),
                5.420%, 7/5/07                                          390,000
   1,000,000  Treasure Island Tennis & Yacht
                Club (LOC: Regions Bank),
                5.450%, 7/5/07                                        1,000,000
   1,180,000  VP Pack LLC (LOC: FHLB),
                5.395%, 7/5/07                                        1,180,000
     530,000  VT HFA Student Hsg (West Block)
                (LOC: Bank of Nova Scotia),
                5.420%, 7/5/07                                          530,000
     700,000  Vulcan Inc (LOC: Amsouth
                Bank), 5.370%, 7/5/07                                   700,000
     910,000  WA St Econ Dev Fin Auth EDR
                (LOC: Bank of America),
                5.400%, 7/5/07                                          910,000
     235,000  WA St HFC MFH Rev (Brittany Park)
                (LOC: FNMA), 5.380%, 7/5/07                             235,000
     546,000  WAI Enterprises LLC (LOC: FHLB),
                5.430%, 7/5/07                                          546,000
     600,000  Washington MO IDA Indl Rev
                (LOC: U.S. Bank NA), 5.430%, 7/5/07                     600,000
   1,225,000  West Covina CA PFA Tax
                Allocation Rev (LOC: Allied
                Irish Bank), 5.400%, 7/5/07                           1,225,000
     500,000  Westgate Investment
                Fund (LOC: Wells Fargo Bank),
                5.400%, 7/5/07                                          500,000
   1,305,000  Westwood Baptist Church
                (LOC: U.S. Bank NA), 5.450%, 7/5/07                   1,305,000
     200,000  Wilmington Iron & Metal
                Company (LOC: Bank One),
                5.450%, 7/5/07                                          200,000
   2,020,000  Zang Skidmore Inc (LOC:
                Fifth Third Bank), 5.370%, 7/5/07                     2,020,000
     490,000  ZECC Investments LLP (LOC:
                Fifth Third Bank), 5.520%, 7/5/07                       490,000
   2,585,000  Baldwin Bone & Joint Med
                Ctr LLC (LOC: SouthTrust Bank),
                5.590%, 7/6/07                                        2,585,000

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 66.3%
              (CONTINUED)
$  1,005,000  Community Christian Schools
                Inc (LOC: SouthTrust Bank),
                5.420%, 7/6/07                                   $    1,005,000
   2,415,000  Diaz-Upton LLC (LOC: State
                Street Bank), 5.420%, 7/6/07                          2,415,000
     485,000  Green Valley Church (Birmingham)
                (LOC: SouthTrust Bank),
                5.420%, 7/6/07                                          485,000
   3,530,000  Medical Realty Group (LOC:
                SouthTrust Bank), 5.460%, 7/6/07                      3,530,000
     735,000  Schenectady NY IDR (JMR
                Dev Company) (LOC: Fleet
                NA), 5.420%, 7/7/07                                     735,000
     695,000  208 Associates LLC (LOC:
                KeyBank), 5.370%, 7/26/07                               695,000
     970,000  Village Enterprises (LOC:
                KeyBank), 5.370%, 7/26/07                               970,000
--------------------------------------------------------------------------------
              TOTAL VARIABLE RATE DEMAND NOTES                   $  135,758,100
--------------------------------------------------------------------------------
              TAXABLE MUNICIPAL BONDS -- 9.3%
   1,000,000  Camden Co NJ Impt Auth
                Rev, 5.740%, 8/1/07                                   1,000,000
   2,000,000  Arlington MA UTGO
                BANS, 5.650%, 8/30/07                                 2,000,677
     665,000  MI Pub Edl Facs Auth
                Rev, 5.700%, 8/31/07                                    665,000
   1,500,000  Lebanon OH LTGO BANS
                (Telecom), 6.500%, 9/18/07                            1,502,352
   1,000,000  Charlotte NC Ctf Convention
                Fac B, 5.492%, 12/1/07                                1,000,000
     435,000  Okanogan Co WA Pub Util
                Ser B, 3.350%, 12/1/07                                  431,176
     465,000  Pataskala OH BANS Muni
                Bldg, 6.350%, 12/20/07                                  466,578
   2,000,000  Chelsea MA BANS, 5.500%,
                12/27/07                                              2,001,312
     600,000  Brockton MA UTGO BANS,
                5.950%, 1/18/08                                         601,107
   3,500,000  South Euclid OH LTGO BANS
                (Real Estate), 5.500%, 1/29/08                        3,500,000
   2,800,000  New Bedford MA LTGO BANS,
                5.750%, 2/15/08                                       2,805,581
   2,000,000  New Bedford MA LTGO BANS
                Ser C, 5.500%, 2/15/08                                2,001,283
   1,000,000  Ross Co OH EDR Notes (Sports
                & Culture), 7.500%, 3/13/08                           1,010,992
--------------------------------------------------------------------------------
              TOTAL TAXABLE MUNICIPAL BONDS                      $   18,986,058
--------------------------------------------------------------------------------

              COMMERCIAL PAPER -- 0.8%
$  1,574,000  Charlotte NC (LOC: KBC Bank),
                5.400%, 2/8/08                                   $    1,574,000
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 100.2%
              (Amortized Cost $205,081,090)                      $  205,081,090

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (0.2%)                                (352,871)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                               $  204,728,219
================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT
              AGENCY OBLIGATIONS -- 70.1%
$  3,000,000  Overseas Private Investment
                Corp, 5.310%, 7/4/07                             $    2,999,999
   2,418,605  Overseas Private Investment Corp,
                5.350%, 7/4/07                                        2,418,604
     150,000  FHLB, 4.300%, 7/13/07                                     149,949
     100,000  FNMA, 4.250%, 7/15/07                                      99,955
     100,000  FNMA, 2.500%, 7/16/07                                      99,885
     100,000  FHLB, 3.650%, 8/3/07                                       99,853
     170,000  FHLB, 5.400%, 8/3/07                                      169,159
     500,000  FHLB, 4.625%, 8/8/07                                      499,529
     200,000  FHLB, 4.730%, 8/10/07                                     199,844
     110,000  FHLMC, 4.000%, 8/10/07                                    109,843
     346,000  FNMA, 4.750%, 8/10/07                                     345,745
     100,000  FHLB, 3.000%, 8/13/07                                      99,727
     150,000  FNMA, 6.440%, 8/14/07                                     150,178
     150,000  FHLB, 3.125%, 8/15/07                                     149,593
     100,000  FHLB, 6.500%, 8/15/07                                     100,139
     225,000  FHLB, 6.750%, 8/15/07                                     225,377
     100,000  FNMA, 3.000%, 8/15/07                                      99,706
     110,000  FHLMC, 4.000%, 8/17/07                                    109,800
     170,000  FNMA, 4.000%, 8/23/07                                     169,673
     130,000  FHLB, 3.150%, 8/27/07                                     129,561
     227,000  FNMA, 3.410%, 8/28/07                                     226,290
     155,000  FNMA, 3.410%, 8/30/07                                     154,533
     150,000  FHLMC, 3.050%, 9/10/07                                    149,343
     250,000  FHLB, 3.500%, 9/14/07                                     249,072
     250,000  FHLMC, 3.300%, 9/14/07                                    248,912
     100,000  FHLB, 4.260%, 9/28/07                                      99,733
     183,000  FFCB, 3.100%, 10/29/07                                    181,684
     200,000  FNMA, 5.250%, 10/30/07                                    199,897
     191,000  FHLMC, 3.250%, 11/2/07                                    189,682
     100,000  FFCB, 6.280%, 11/5/07                                     100,320
     271,000  FHLMC, 4.500%, 11/15/07                                   270,071
     180,000  FHLB, 4.250%, 12/7/07                                     179,162
     240,000  FNMA, 5.000%, 12/13/07                                    239,579
     150,000  FHLB, 4.000%, 12/14/07                                    149,078
     125,000  FHLB, 3.700%, 12/24/07                                    124,011
     250,000  FHLB, 4.015%, 12/24/07                                    248,408
     340,000  FHLB, 4.750%, 1/11/08                                     338,860
     215,000  FNMA, 4.000%, 2/25/08                                     213,059
     100,000  FHLB, 5.000%, 2/29/08                                      99,720
     100,000  FFCB, 3.240%, 3/4/08                                       98,662
     100,000  FHLB, 3.330%, 3/11/08                                      98,688
     100,000  FHLB, 3.450%, 4/1/08                                       98,674
     100,000  FHLB, 3.350%, 4/7/08                                       98,574
     145,000  FHLB, 4.875%, 6/4/08                                      144,333
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                 $   12,626,464
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 11.2%
     290,000  CA Statewide CDA MFH Rev
                (Sunrise Fresno) (LOC: FNMA),
                5.430%, 7/5/07                                          290,000
     450,000  NY State Hsg Fin Agy Rev
                (LOC: FHLMC), 5.320%, 7/5/07                            450,000
     585,000  Sacramento Co CA Hsg Auth
                MFH Rev (Deer Park Apts)
                (LOC: FNMA), 5.380%, 7/5/07                             585,000
     700,000  Simi Valley CA Hsg MFH
                Rev (Parker Ranch)
                (LOC: FNMA), 5.380%, 7/5/07                             700,000
--------------------------------------------------------------------------------
              TOTAL VARIABLE RATE DEMAND NOTES                   $    2,025,000
--------------------------------------------------------------------------------

    FACE
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              REPURCHASE AGREEMENT -- 18.5%
$  3,323,000  Morgan Stanley Dean Witter Inc
                5.27% dated 6/29/07 due 07/02/07
                repurchase proceeds $3,324,459.35
                (Collateralized by $3,575,000
                FHLB 4.50 due 06/26/18 fair
                value $3,394,230)                                $    3,323,000
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES AND
              REPURCHASE AGREEMENT -- 99.8%
              (Amortized Cost $17,974,464)                       $   17,974,464

              OTHER ASSETS IN EXCESS
              OF LIABILITIES -- 0.2%                                     32,920
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                               $   18,007,384
================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY VALUATION

Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional Money Market Fund, Money Market Fund and U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

PORTFOLIO SECURITIES LOANED

As of June 30, 2007, the High Yield Fund had loaned corporate bonds having a fair value of approximately $1,269,045 and had received collateral valued at $1,325,370 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The High Yield Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)
--------------------------------------------------------------------------------


DOLLAR ROLL TRANSACTIONS

The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principle payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

INVESTMENT INCOME

Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION

As of June 30, 2007, the Funds had the following federal tax cost resulting in unrealized depreciation as follows:

                                       GROSS          GROSS            NET
                       FEDERAL       UNREALIZED     UNREALIZED      UNREALIZED
                       TAX COST     APPRECIATION  (DEPRECIATION)  (DEPRECIATION)
--------------------------------------------------------------------------------
Core Bond Fund       60,798,428         15,841       (968,943)       (953,102)
High Yield Fund      99,981,044      1,413,400     (2,416,521)     (1,003,121)

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)
--------------------------------------------------------------------------------


PORTFOLIO ABBREVIATIONS:

BANS  - Bond Anticipation Notes
BPA   - Bond Purchase Agreement
CDA   - Communities Development Authority
EDA   - Economic Development Authority
EDR   - Economic Development Revenue
FFCB  - Federal Farm Credit Bank
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
GTD   - Guaranteed
HFA   - Housing Finance Authority
HFC   - Housing Finance Corporation
IDA   - Industrial Development Authority
IDR   - Industrial Development Revenue
LOC   - Line of Credit
LTGO  - Limited Tax General Obligation
MFH   - Multi-Family Housing
PFA   - Public Finance Authority
UTGO  - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Investment Trust


By:    /s/ Jill T. McGruder
       ----------------------------------
Name:  Jill T. McGruder
Title: President

Date:  August 22, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Weidenheft
       ----------------------------------
Name:  Terrie A. Weidenheft
Title: Treasurer & Controller

Date:  August 22, 2007